Other Future Power Resources (Details) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2024	Oct. 31, 2024
Southern Natural Gas Company, LLC
Other Commitments [Line Items]
Base terms	20 years
Total fixed charges	$ 2,100,000
Tennessee Gas Pipeline Company, L.L.C
Other Commitments [Line Items]
Base terms		20 years
Total fixed charges		$ 900,000
Potential total fixed charges		$ 1,000,000